Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026		Mar. 31, 2025
Normal obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[1]	¥ 508		¥ 342,000
2024	[1]	279		289,000
2023	[1]	273		370,000
2022	[1]	348		405,000
2021	[1]	381		320,000
Prior to 2021	[1]	4,784		5,026,000
Total	[1]	6,573		6,753,000
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[1]	202		149,000
2024	[1]	59		105,000
2023	[1]	74		54,000
2022	[1]	35		38,000
2021	[1]	24		77,000
Prior to 2021	[1]	269		306,000
Revolving Loans	[1],[2]	445		449,000
Total	[1]	1,109		1,179,000
Watch obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	[1]			1,000
Prior to 2021	[1]	28		37,000
Total	[1]	29		39,000
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[1]	14		15,000
2024	[1]	5		10,000
2023	[1]	6		5,000
2022	[1]	3		3,000
2021	[1]	2		8,000
Prior to 2021	[1]	8		6,000
Revolving Loans	[1],[2]	7		7,000
Total	[1]	45		53,000
Non Accrual Loans | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[1]	1
2021	[1]			1,000
Prior to 2021	[1]	27		29,000
Total	[1]	28		30,000
Non Accrual Loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[1]	5		4,000
2024	[1]	2		3,000
2023	[1]	3		1,000
2022	[1]	2		2,000
2021	[1]	2		5,000
Prior to 2021	[1]	20		19,000
Revolving Loans	[1],[2]	7		8,000
Total	[1]	41		43,000
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		37,395		34,872,000
2024		14,137		12,502,000
2023		8,960		9,205,000
2022		6,250		5,801,000
2021		4,134		4,850,000
Prior to 2021		13,407		13,553,000
Revolving Loans	[2]	21,553		18,475,000
Total		105,836		99,257,000
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		18,872		19,091,000
2024		8,088		6,857,000
2023		5,456		5,322,000
2022		4,171		4,390,000
2021		3,267		4,122,000
Prior to 2021		12,020		11,979,000
Revolving Loans	[2]	10,868		9,521,000
Total		62,742		61,282,000
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		18,523		15,781,000
2024		6,049		5,645,000
2023		3,504		3,883,000
2022		2,079		1,411,000
2021		867		728,000
Prior to 2021		1,387		1,574,000
Revolving Loans	[2]	10,685		8,954,000
Total		43,094		37,975,000
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		128		3,212,000
2024		41		55,000
2023		46		47,000
2022		47		44,000
2021		46		86,000
Prior to 2021		237		239,000
Revolving Loans	[2]	3		4,000
Total		548		3,687,000
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		257		160,000
2024		80		81,000
2023		76		71,000
2022		9		252,000
2021		252		1,000
Prior to 2021		21		80,000
Revolving Loans	[2]	315		221,000
Total		1,009		867,000
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		16,827		14,418,000
2024		7,098		5,880,000
2023		4,561		4,464,000
2022		3,462		3,358,000
2021		2,377		3,391,000
Prior to 2021		5,846		5,256,000
Revolving Loans	[2]	8,981		7,775,000
Total		49,151		44,542,000
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		534		489,000
2024		295		313,000
2023		229		236,000
2022		173		164,000
2021		124		146,000
Prior to 2021		569		621,000
Revolving Loans	[2]	546		536,000
Total		2,472		2,506,000
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		558		318,000
2024		98		220,000
2023		119		194,000
2022		58		7,000
2021		4		2,000
Prior to 2021		8		3,000
Revolving Loans	[2]	100		35,000
Total		945		778,000
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		1,701		1,333,000
2024		643		631,000
2023		354		485,000
2022		146		112,000
2021		10		27,000
Prior to 2021		193		193,000
Revolving Loans	[2]	533		454,000
Total		3,579		3,235,000
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		15,947	[3]	13,891,000	[4]
2024		5,187	[3]	4,670,000	[4]
2023		2,892	[3]	3,086,000	[4]
2022		1,826	[3]	1,254,000	[4]
2021		823	[3]	580,000	[4]
Prior to 2021		1,087	[3]	1,268,000	[4]
Revolving Loans	[2]	9,884	[3]	8,360,000	[4]
Total		37,646	[3]	33,108,000	[4]
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		3		2,000
2024		1		1,000
2023		1		1,000
2022		1		1,000
2021		1		1,000
Prior to 2021		4		4,000
Total		13		10,000
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		2		2,000
2024				2,000
2023		2		1,000
Total		4		5,000
Financing Receivables Not Impaired | Watch obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving Loans	[2]	56
Total		56
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		226		153,000
2024		149		47,000
2023		128		29,000
2022		57		76,000
2021		33		21,000
Prior to 2021		72		49,000
Revolving Loans	[2]	197		162,000
Total		864		537,000
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		55		41,000
2024		20		18,000
2023		14		12,000
2022		10		9,000
2021		8		7,000
Prior to 2021		35		37,000
Revolving Loans	[2]	28		24,000
Total		170		148,000
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024				3,000
Total				3,000
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023				4,000
Prior to 2021		8		11,000
Revolving Loans	[2]	2
Total		11		16,000
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		278	[3]	220,000	[4]
2024		99	[3]	96,000	[4]
2023		109	[3]	95,000	[4]
2022		47	[3]	36,000	[4]
2021		16	[3]	113,000	[4]
Prior to 2021		67	[3]	76,000	[4]
Revolving Loans	[2]	97	[3]	95,000	[4]
Total		714	[3]	730,000	[4]
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		103		97,000
2024		54		49,000
2023		39		27,000
2022		20		31,000
2021		13		46,000
Prior to 2021		70		239,000
Revolving Loans	[2]	259		309,000
Total		558		800,000
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		9		8,000
2024		5		5,000
2023		5		6,000
2022		5		5,000
2021		3		10,000
Prior to 2021		34		34,000
Revolving Loans	[2]	24		24,000
Total		86		92,000
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025				0
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		36	[3]	17,000	[4]
2024		21	[3]	25,000	[4]
2023		28	[3]	19,000	[4]
2022	[4]			1,000
2021		14	[3]	4,000	[4]
Prior to 2021		19	[3]	19,000	[4]
Revolving Loans	[2]	69	[3]	10,000	[4]
Total		¥ 187	[3]	¥ 96,000	[4]

[1]	The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.
[2]	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2025 and 2026.
[3]	Corporate of foreign included ¥166 billion and ¥169 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2025 and 2026, respectively.
[4]	Corporate of foreign included ¥166 billion and ¥169 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2025 and 2026, respectively.